OTHER RECEIVABLES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER RECEIVABLES
Prepaid Trademark And System Set Up Fee		$ 0	$ 3,318
Staff reserve fund and Others	$ 36,590	19,302	0
Other	100,000	10,845	2,453
Other receivables	$ 136,590	$ 30,147	$ 5,771